Inventories	3 Months Ended
Mar. 31, 2018
Inventories

3.       Inventories

	March 31, 2018	December 31, 2017
Materials and supplies	$60,490	$52,230
Work-in-progress	21,100	20,592
Finished goods – concentrates	16,415	14,365
Total inventories	$98,005	$87,187
Less: non-current portion of ore in stockpiles	(14,926)	(14,926)
Inventory recorded as a current asset	$83,079	$72,261

The non-current portion of ore in stockpiles as at March 31, 2018 consisted of primary ore (zinc-only) of $13,087 and supergene ore of $1,839 (December 31, 2017 – primary ore (zinc-only) of $13,087 and supergene ore of $1,839). Depreciation of $7,661 is included in work-in-progress and finished goods inventories at March 31, 2018 (December 31, 2017 – $6,370).

All inventories are located at the Bisha Mine.